Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ in Millions		12 Months Ended
	Mar. 09, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [line items]
Dividends declared and paid	$ 7,038	$ 7,038	$ 6,991	$ 6,945
Series A shares [member]
Disclosure of Dividends [line items]
Dividends declared and paid		3,323	3,323	3,323
Series D share [member]
Disclosure of Dividends [line items]
Dividends declared and paid		1,955	1,955	1,955
Series L share [member]
Disclosure of Dividends [line items]
Dividends declared and paid		$ 1,760	$ 1,713	$ 1,667